Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

U.S.A.

February 23, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Northwestern Mutual Series Fund, Inc.

    Registration No.’s 2-89971; 811-3990

    EDGAR CIK No. 0000742212

Ladies and Gentlemen:

We are hereby submitting Post-Effective Amendment No. 65 to the Registration Statement for Northwestern Mutual Series Fund, Inc. (“Registrant”) on Form N-1A under Rule 485(a)(1) of the Securities Act of 1933, as amended. This filing is also submitted as Post-Effective Amendment No. 66 to Registrant’s Registration Statement under the Investment Company Act of 1940.

The Registration Statement has been updated primarily to reflect a sub-adviser change that will impact one of Registrant’s series on or about March 24, 2017, strategy and risk disclosure updates, portfolio manager changes, and other routine updates, as well as certain matters approved by the Registrant’s shareholders at a recent Special Meeting of Shareholders.

Please note that we intend to (i) update the expense tables and footnotes thereto, as appropriate, (ii) add the financial highlights included as part of the Prospectus, and (iii) incorporate by reference the Registrant’s audited financial statements, each for the period ended December 31, 2016, in connection with a subsequent filing made in accordance with the provisions of Rule 485(b). We also intend to include any updates to applicable fee waiver and expense limitation agreements as part of the subsequent Rule 485(b) filing. Our intention is that Post-Effective Amendment No. 65 become effective on May 1, 2017, in accordance with the provisions of Rule 485(a)(1).

We are happy to provide to the assigned examiner an electronic or hard copy of the Prospectus and Statement of Additional Information, which have been marked to show changes from the Registrant’s currently effective Registration Statement. Please call the undersigned at (414) 665-3487 with any questions or comments about this filing.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey

Assistant General Counsel

Northwestern Mutual